Equity - Schedule of Share Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [abstract]
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,500,000,000
Unissued share capital, ordinary shares	10,843,210,000	10,850,516,000	10,629,817,000
Issued share capital, ordinary shares	3,885,790,000	3,878,484,000	3,870,183,000
Authorised share capital, amount	€ 147	€ 147	€ 3,480
Unissued share capital, amount	108	108	2,552
Issued share capital, amount	€ 39	€ 39	€ 928	€ 925